COMMITMENTS AND CONTINGENCIES - Future minimum lease payments under non-cancelable operating leases (Details)	Dec. 31, 2020 USD ($)
Future minimum lease payments under non-cancelable operating leases
2021	$ 4,945,000
2022	3,591,000
2023	2,755,000
2024	2,308,000
2025	1,811,000
Thereafter	4,447,000
Total minimum lease payments	$ 19,857,000